SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement Dated October 4, 2023
to the Class F Shares and Class Y Shares Prospectuses, each dated January 31, 2023 and amended March 24, 2023, June 23, 2023, and June 30, 2023 (the "Prospectuses") and Statement of Additional Information (the "SAI"), dated January 31, 2023 and amended March 24, 2023, May 25, 2023, June 23, 2023, June 30, 2023, and August 3, 2023

This Supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with such Prospectuses and SAI.

The Prospectuses and SAI are hereby supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Emso Asset Management Limited no longer serves as a sub-adviser to the Fund. As such, all references to Emso Asset Management Limited are hereby deleted from the Prospectuses and SAI.

There are no other changes to the Prospectuses or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1474 (10/23)